Restructuring And Impairment Charges (Schedule Of Restructuring Accrual Costs) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2015	Sep. 27, 2014	Sep. 28, 2013
Restructuring Reserve [Roll Forward]
Beginning balance	$ 13	$ 4
Charges	13	30	$ 14
Non-cash asset impairment	(2)	(7)
Cash payments	(14)	(14)
Ending balance	10	13	4
Severance and termination benefits
Restructuring Reserve [Roll Forward]
Beginning balance	5	2
Charges	4	9
Cash payments	(7)	(6)
Ending balance	2	5	2
Facility exit costs
Restructuring Reserve [Roll Forward]
Beginning balance	8	2
Charges	7	14
Cash payments	(7)	(8)
Ending balance	8	8	$ 2
Non-cash charges
Restructuring Reserve [Roll Forward]
Charges	2	7
Non-cash asset impairment	$ (2)	$ (7)